INCOME TAXES (Summary of Components of Net Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Allowances and reserves	$ 4,920	$ 11,125
Deferred revenue and customer advances, net
Net operating loss carryforward	230,597	254,153
Tax credit carryforwards	87,703	95,692
Capital loss carryforwards	3,997	18,671
Writedown/amortization of intangible assets and goodwill	12,997	15,651
Fixed assets	6,008	7,263
Demo equipment income	7,070	7,104
Accrued warranties
Other	22,683	18,459
Total Deferred Tax Assets	375,975	428,118
Deferred Tax Liabilities
Prepaid expense	(576)	(472)
Deferred revenue and customer advances, net	(2,494)	(1,183)
Accrued warranties	(281)	(165)
Total Deferred Tax Liabilities	(3,351)	(1,820)
Total Deferred Tax Assets (Liabilities)	372,624	426,298
Less: Valuation Allowance	(368,672)	(422,789)
Total Deferred Tax Assets (Liabilities)	$ 3,952	$ 3,509